COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under operating lease agreements

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2017 were as follows:

Year Ending December 31,
2018	1,823,626
2019	2,539,224
2020	2,518,195
2021	2,413,641
2022	2,284,216
Thereafter	13,508,772

Total	25,087,674